Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 2,625	$ 2,610	$ 2,364
Less: accumulated depreciation and amortization	(1,995)	(1,896)	(1,534)
Property and equipment, net	630	714	830
Machinery and Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	1,358	1,357	1,170
Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	306	294	246
Office Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	203	203	203
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	756	$ 756	$ 745
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 2